Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
PAX WORLD BALANCED FUND | Individual Investor Class
Risk/Return:
Trading Symbol	PAXWX
PAX WORLD BALANCED FUND | Institutional Class
Risk/Return:
Trading Symbol	PAXIX
PAX WORLD BALANCED FUND | R Class
Risk/Return:
Trading Symbol	PAXRX
Pax World Growth Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXWGX
Pax World Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	PWGIX
Pax World Growth Fund | R Class
Risk/Return:
Trading Symbol	PXGRX
Pax World Growth Fund | Class A
Risk/Return:
Trading Symbol	PXGAX
Pax World Small Cap Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXSCX
Pax World Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	PXSIX
Pax World Small Cap Fund | R Class
Risk/Return:
Trading Symbol	PXSRX
Pax World Small Cap Fund | Class A
Risk/Return:
Trading Symbol	PXSAX
Pax World International Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXINX
Pax World International Fund | Institutional Class
Risk/Return:
Trading Symbol	PXNIX
Pax World International Fund | R Class
Risk/Return:
Trading Symbol	PXIRX
Pax World High Yield Bond Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PAXHX
Pax World High Yield Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	PXHIX
Pax World High Yield Bond Fund | R Class
Risk/Return:
Trading Symbol	PXHRX
Pax World High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	PXHAX
Pax World Global Women's Equality Fund | Individual Investor
Risk/Return:
Trading Symbol	PXWEX
Pax World Global Women's Equality Fund | Institutional
Risk/Return:
Trading Symbol	PXWIX
Pax World Global Environmental Markets Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PGRNX
Pax World Global Environmental Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	PGINX
Pax World Global Environmental Markets Fund | R Class
Risk/Return:
Trading Symbol	PGRGX
Pax World Global Environmental Markets Fund | Class A
Risk/Return:
Trading Symbol	PXEAX
ESG Managers Growth Portfolio | Class A
Risk/Return:
Trading Symbol	PGPAX
ESG Managers Growth Portfolio | Class C
Risk/Return:
Trading Symbol	PWCCX
ESG Managers Growth Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PMIIX
ESG Managers Growth and Income Portfolio | Class A
Risk/Return:
Trading Symbol	PAGAX
ESG Managers Growth and Income Portfolio | Class C
Risk/Return:
Trading Symbol	PAGCX
ESG Managers Growth and Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PAGIX
ESG Managers Balanced Portfolio | Class A
Risk/Return:
Trading Symbol	PMPAX
ESG Managers Balanced Portfolio | Class C
Risk/Return:
Trading Symbol	PWPCX
ESG Managers Balanced Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWPIX
ESG Managers Income Portfolio | Class A
Risk/Return:
Trading Symbol	PWMAX
ESG Managers Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWMIX
ESG Managers Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWMCX

PAX WORLD BALANCED FUND
PAX WORLD BALANCED FUND Summary of Key Information
Investment Objectives
The Balanced Fund's primary investment objective is to seek income and conservation of principal.
As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Institutional Class or Class R shares of the Balanced Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses PAX WORLD BALANCED FUND	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.94%	0.69%	1.19%

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or Class R shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example PAX WORLD BALANCED FUND (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	96	300	520	1,155
Institutional Class	70	221	384	859
R Class	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Balanced Fund's performance. During the Balanced Fund's most recent fiscal year, the Balanced Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60-75% of its assets in equity securities and approximately 25-40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund's portfolio manager to be of comparable quality.

The Balanced Fund's portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund's assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

•  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 10.74%
Worst quarter: 4th quarter 2008, -16.75%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns PAX WORLD BALANCED FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1]	11.28%	0.55%	5.72%
Institutional Class	[1][2]	11.56%	0.79%	5.87%
R Class	[1][3]	11.02%	0.28%	5.58%
After Taxes on Distributions Individual Investor Class	[1]	10.86%	0.11%	5.09%
After Taxes on Distributions and Sales Individual Investor Class	[1]	7.53%	0.28%	4.76%
S&P 500 Index	[4][5]	16.00%	1.66%	7.10%
Blended Index	[4][6][7]	11.31%	3.81%	6.62%
Lipper Balanced Funds Index	[4][8]	11.94%	2.82%	6.51%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.
[7]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAX WORLD BALANCED FUND Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund's primary investment objective is to seek income and conservation of principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Institutional Class or Class R shares of the Balanced Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Balanced Fund's performance. During the Balanced Fund's most recent fiscal year, the Balanced Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or Class R shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60-75% of its assets in equity securities and approximately 25-40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund's portfolio manager to be of comparable quality.

The Balanced Fund's portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund's assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

•  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Balanced Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 10.74%
Worst quarter: 4th quarter 2008, -16.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%	[1],[2]
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.31%	[1],[3],[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%	[1],[3],[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.62%	[1],[3],[4]
Lipper Balanced Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.94%	[1],[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%	[1],[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%	[1],[5]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2003	rr_AnnualReturn2003	17.27%
Annual Return 2004	rr_AnnualReturn2004	13.39%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	10.71%
Annual Return 2007	rr_AnnualReturn2007	9.44%
Annual Return 2008	rr_AnnualReturn2008	(30.72%)
Annual Return 2009	rr_AnnualReturn2009	21.41%
Annual Return 2010	rr_AnnualReturn2010	11.83%
Annual Return 2011	rr_AnnualReturn2011	(1.83%)
Annual Return 2012	rr_AnnualReturn2012	11.28%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.72%	[6]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.86%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%	[6]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%	[6]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.56%	[6],[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%	[6],[7]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.87%	[6],[7]
R Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.02%	[6],[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%	[6],[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%	[6],[8]

[1]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The S&P 500 Index is an index of large capitalization common stocks.
[3]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.
[4]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[5]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[6]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[7]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[8]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.

Pax World Growth Fund
Pax World Growth Fund Summary of Key Information
Investment Objective
The Growth Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World Growth Fund (USD $)	Class A		Individual Investor Class	Institutional Class	R Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	none	none
Shareholder Fees (fees paid directly from your investment):	none		none	none	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Growth Fund		Class A	Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	0.50%
Other Expenses		0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.44%	1.44%	1.19%	1.69%
Contractual Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Net Annual Fund Operating Expenses		1.29%	1.29%	1.04%	1.54%
[1]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Growth Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	131	425	758	1,698
Class A	674	952	1,266	2,154
Institutional Class	106	347	625	1,416
R Class	157	503	889	1,972

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Fund's performance. During the Growth Fund's most recent fiscal year, the Growth Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund's portfolio manager believes will have above-average growth prospects.

The Growth Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Calendar Year Total Returns

Calender Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2003, 16.33%
Worst quarter: 4th quarter 2008, -26.10%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1]	13.08%	1.92%	7.96%
Class A	[1][2]	6.83%	0.78%	7.36%
Institutional Class	[1][3]	13.35%	2.16%	8.10%
R Class	[1][4]	12.80%	1.69%	7.83%
After Taxes on Distributions Individual Investor Class	[1]	12.97%	1.85%	7.70%
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.48%	1.63%	7.01%
Russell 3000 Growth Index	[5][6]	15.21%	3.15%	7.69%
Lipper Multi-Cap Growth Funds Index	[5][7]	15.88%	1.41%	8.06%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Class A shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[7]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Growth Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Fund's performance. During the Growth Fund's most recent fiscal year, the Growth Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund's portfolio manager believes will have above-average growth prospects.

The Growth Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2003, 16.33%
Worst quarter: 4th quarter 2008, -26.10%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%	[1],[2]
Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.06%	[1],[3]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,698
Annual Return 2003	rr_AnnualReturn2003	34.99%
Annual Return 2004	rr_AnnualReturn2004	22.04%
Annual Return 2005	rr_AnnualReturn2005	7.19%
Annual Return 2006	rr_AnnualReturn2006	(2.26%)
Annual Return 2007	rr_AnnualReturn2007	13.39%
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	38.94%
Annual Return 2010	rr_AnnualReturn2010	22.22%
Annual Return 2011	rr_AnnualReturn2011	(2.05%)
Annual Return 2012	rr_AnnualReturn2012	13.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.08%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%	[5]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%	[5]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.01%	[5]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,416
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%	[5],[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%	[5],[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.10%	[5],[6]
R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	889
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,972
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%	[5],[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%	[5],[7]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%	[5],[7]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,154
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.83%	[5],[9]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.78%	[5],[9]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.36%	[5],[9]

[1]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[3]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[4]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[5]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[6]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[7]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Class A shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[8]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[9]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Pax World Small Cap Fund
Pax World Small Cap Fund Summary of Key Information
Investment Objective
The Small Cap Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Small Cap Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World Small Cap Fund (USD $)	Class A		Individual Investor Class	Institutional Class	R Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	none	none
Shareholder Fees (fees paid directly from your investment):	none		none	none	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Small Cap Fund		Class A	Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	0.50%
Other Expenses		1.20%	1.20%	1.20%	1.20%
Total Annual Fund Operating Expenses		2.20%	2.20%	1.95%	2.45%
Contractual Reimbursements	[1]	(0.96%)	(0.96%)	(0.96%)	(0.96%)
Net Annual Fund Operating Expenses		1.24%	1.24%	0.99%	1.49%
[1]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Small Cap Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	126	498	998	2,378
Class A	669	1,020	1,493	2,797
Institutional Class	101	420	868	2,114
R Class	152	574	1,127	2,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Small Cap Fund's performance. During the Small Cap Fund's most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2013, the Russell 2000 Index included companies with market capitalization from approximately $10 million to $5.60 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund's investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 19.79%
Worst quarter: 3rd quarter 2011, -21.71%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World Small Cap Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Individual Investor Class	[1]	13.55%	6.12%	Mar 27, 2008
Class A	[1][2]	7.32%	4.88%	Mar 27, 2008
Institutional Class	[1]	13.75%	6.40%	Mar 27, 2008
R Class	[1]	13.24%	5.86%	Mar 27, 2008
After Taxes on Distributions Individual Investor Class	[1]	12.40%	4.92%
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.96%	4.74%
Russell 2000 Index	[3][4]	16.35%	5.89%
Lipper Small-Cap Core Funds Index	[3][5]	15.94%	6.21%
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[5]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Small Cap Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Small Cap Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Small Cap Fund's performance. During the Small Cap Fund's most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 166% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2013, the Russell 2000 Index included companies with market capitalization from approximately $10 million to $5.60 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund's investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 19.79%
Worst quarter: 3rd quarter 2011, -21.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%	[1],[2]
Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%	[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[1],[3]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Annual Return 2009	rr_AnnualReturn2009	37.02%
Annual Return 2010	rr_AnnualReturn2010	30.17%
Annual Return 2011	rr_AnnualReturn2011	(3.50%)
Annual Return 2012	rr_AnnualReturn2012	13.55%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.55%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[5]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.96%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[5]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,114
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.75%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]
R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,635
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.24%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,797
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%	[5],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[5],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5],[7]

[1]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[3]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[4]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[5]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[6]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[7]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Pax World International Fund
Pax World International Fund Summary of Key Information
Investment Objective
The International Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Institutional Class or Class R shares of the International Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World International Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.67%	0.67%	0.67%
Acquired Fund Fees		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.78%	1.53%	2.03%
Contractual Reimbursements	[1]	(0.37%)	(0.37%)	(0.37%)
Net Annual Fund Operating Expenses		1.41%	1.16%	1.66%
[1]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class, Institutional Class and Class R shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and Class R shares of the International Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or Class R shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World International Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	144	486	893	2,032
Institutional Class	118	409	762	1,759
R Class	169	563	1,023	2,297

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the International Fund's performance. During the International Fund's most recent fiscal year, the International Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund's investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in "growth" stocks, "value" stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 27.62%
Worst quarter: 3rd quarter 2011, -20.24%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World International Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Individual Investor Class	[1]	12.91%	(2.60%)	Mar 27, 2008
Institutional Class	[1]	13.14%	(2.31%)	Mar 27, 2008
R Class	[1]	12.61%	(2.87%)	Mar 27, 2008
After Taxes on Distributions Individual Investor Class	[1]	12.52%	(2.89%)
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.77%	(2.27%)
MSCI EAFE (Net) Index	[2][3]	17.32%	(2.08%)	Mar 27, 2008
Lipper International Large-Cap Core Funds Index	[2][4]	18.75%	(2.25%)	Mar 27, 2008
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World International Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Institutional Class or Class R shares of the International Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the International Fund's performance. During the International Fund's most recent fiscal year, the International Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and Class R shares of the International Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or Class R shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund's investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in "growth" stocks, "value" stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 27.62%
Worst quarter: 3rd quarter 2011, -20.24%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
MSCI EAFE (Net) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1],[2]
Lipper International Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.75%	[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1],[3]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Annual Return 2009	rr_AnnualReturn2009	39.14%
Annual Return 2010	rr_AnnualReturn2010	8.37%
Annual Return 2011	rr_AnnualReturn2011	(17.43%)
Annual Return 2012	rr_AnnualReturn2012	12.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.60%)	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.52%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.89%)	[5]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.77%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)	[5]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,759
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.14%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]
R Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,023
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,297
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.61%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.87%)	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[5]

[1]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.
[4]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class, Institutional Class and Class R shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[5]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.

Pax World High Yield Bond Fund
Pax World High Yield Bond Fund Summary of Key Information
Investment Objectives
The High Yield Bond Fund's primary investment objective is to seek high current income.
As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World High Yield Bond Fund (USD $)	Class A		Individual Investor Class	Institutional Class	R Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	none	none
Shareholder Fees (fees paid directly from your investment):	none		none	none	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World High Yield Bond Fund	Class A	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	none	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.00%	1.00%	0.75%	1.25%

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World High Yield Bond Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	102	318	552	1,225
Class A	547	754	978	1,620
Institutional Class	77	240	417	930
R Class	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the High Yield Bond Fund's performance. During the High Yield Bond Fund's most recent fiscal year, the High Yield Bond Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund's investment adviser to be of comparable quality. These fixed income securities are commonly referred to as "junk bonds".

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security's return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes, and may invest in credit default swaps on indices of high-yield securities on a short-term basis (generally less than 90 days) pending longer term investment.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 11.79%
Worst quarter: 4th quarter 2008, -17.51%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World High Yield Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1]	13.41%	7.04%	7.97%
Class A	[1][2]	8.30%	6.07%	7.48%
Institutional Class	[1][3]	13.72%	7.30%	8.18%
R Class	[1][4]	13.29%	6.82%	7.83%
After Taxes on Distributions Individual Investor Class	[1]	10.40%	3.90%	5.06%
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.78%	4.15%	5.13%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[5][6]	14.58%	9.12%	9.30%
Lipper High Yield Bond Funds Index	[6][7]	15.40%	7.73%	8.89%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[6]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[7]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World High Yield Bond Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund's primary investment objective is to seek high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the High Yield Bond Fund's performance. During the High Yield Bond Fund's most recent fiscal year, the High Yield Bond Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund's investment adviser to be of comparable quality. These fixed income securities are commonly referred to as "junk bonds".

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security's return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes, and may invest in credit default swaps on indices of high-yield securities on a short-term basis (generally less than 90 days) pending longer term investment.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 11.79%
Worst quarter: 4th quarter 2008, -17.51%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.58%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.12%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.30%	[1],[2]
Lipper High Yield Bond Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.40%	[2],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.73%	[2],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%	[2],[3]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2003	rr_AnnualReturn2003	16.90%
Annual Return 2004	rr_AnnualReturn2004	10.00%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	10.11%
Annual Return 2007	rr_AnnualReturn2007	5.80%
Annual Return 2008	rr_AnnualReturn2008	(20.61%)
Annual Return 2009	rr_AnnualReturn2009	38.70%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	2.00%
Annual Return 2012	rr_AnnualReturn2012	13.41%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.04%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.97%	[4]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.40%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%	[4]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.15%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%	[4]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.72%	[4],[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.30%	[4],[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.18%	[4],[5]
R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%	[4],[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.82%	[4],[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%	[4],[6]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	547
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,620
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%	[4],[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.07%	[4],[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%	[4],[8]

[1]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[2]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[4]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[5]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[6]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[7]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[8]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Pax World Global Women's Equality Fund
Pax World Global Women's Equality Fund Summary of Key Information
Investment Objective
The Global Women's Equality Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class or Institutional Class shares of the Global Women's Equality Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Global Women's Equality Fund		Individual Investor	Institutional
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.69%	0.69%
Acquired Fund Fees		0.01%	0.01%
Total Annual Fund Operating Expenses		1.70%	1.45%
Contractual Reimbursements	[1]	(0.45%)	(0.45%)
Net Annual Fund Operating Expenses		1.25%	1.00%
[1]	The Global Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class or Institutional Class shares of the Global Women's Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women's Equality Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Global Women's Equality Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor	127	445	836	1,931
Institutional	102	368	704	1,655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Women's Equality Fund's performance. During the Global Women's Equality Fund's most recent fiscal year, the Global Women's Equality Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Global Women's Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Global Women's Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Global Women's Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Global Women's Equality Fund seeks companies that are leaders in promoting gender equality and women's advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women's Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund's investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women's issues by third parties.

The Global Women's Equality Fund's investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Global Women's Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Global Women's Equality Fund's investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Global Women's Equality Fund may utilize derivatives for hedging and for investment purposes.

The Global Women's Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Global Women's Equality Fund's particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Women's Equality Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Women's Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women's Equality Fund by showing changes in the Global Women's Equality Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 17.02%
Worst quarter: 4th quarter 2008, -25.20%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Global Women's Equality Fund by showing how the Global Women's Equality Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World Global Women's Equality Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor	[1]	12.67%	(2.89%)	3.57%
Institutional	[1][2]	12.92%	(2.65%)	3.76%
After Taxes on Distributions Individual Investor	[1]	12.40%	(3.13%)	3.20%
After Taxes on Distributions and Sales Individual Investor	[1]	8.48%	(2.47%)	3.07%
MSCI World (Net) Index	[3][4]	15.83%	(1.18%)	7.51%
Lipper Global Large-Cap Core Funds Index	[3][5]	18.64%	0.17%	7.36%
[1]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[3]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes. Investors cannot invest directly in any index.
[5]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Women's Equality Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Women's Equality Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class or Institutional Class shares of the Global Women's Equality Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Women's Equality Fund's performance. During the Global Women's Equality Fund's most recent fiscal year, the Global Women's Equality Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class or Institutional Class shares of the Global Women's Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women's Equality Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Women's Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Global Women's Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Global Women's Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Global Women's Equality Fund seeks companies that are leaders in promoting gender equality and women's advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women's Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund's investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women's issues by third parties.

The Global Women's Equality Fund's investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Global Women's Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Global Women's Equality Fund's investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Global Women's Equality Fund may utilize derivatives for hedging and for investment purposes.

The Global Women's Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Global Women's Equality Fund's particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Women's Equality Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Women's Equality Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Women's Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women's Equality Fund by showing changes in the Global Women's Equality Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Women's Equality Fund by showing changes in the Global Women's Equality Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 17.02%
Worst quarter: 4th quarter 2008, -25.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Global Women's Equality Fund by showing how the Global Women's Equality Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
MSCI World (Net) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.83%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.51%	[1],[2]
Lipper Global Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.64%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.36%	[1],[3]
Individual Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,931
Annual Return 2003	rr_AnnualReturn2003	23.65%
Annual Return 2004	rr_AnnualReturn2004	10.71%
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	8.40%
Annual Return 2007	rr_AnnualReturn2007	10.58%
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	25.76%
Annual Return 2010	rr_AnnualReturn2010	10.54%
Annual Return 2011	rr_AnnualReturn2011	(8.60%)
Annual Return 2012	rr_AnnualReturn2012	12.67%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.89%)	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%	[5]
Individual Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.13%)	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%	[5]
Individual Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.47%)	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%	[5]
Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,655
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.92%	[5],[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)	[5],[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%	[5],[6]

[1]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes. Investors cannot invest directly in any index.
[3]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[4]	The Global Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Global Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[5]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[6]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.

Pax World Global Environmental Markets Fund
Pax World Global Environmental Markets Fund Summary of Key Information
Investment Objective

The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies.

Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Global Environmental Markets Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World Global Environmental Markets Fund (USD $)	Class A		Individual Investor Class	Institutional Class	R Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	none	none
Shareholder Fees (fees paid directly from your investment):	none		none	none	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Global Environmental Markets Fund		Class A	Individual Investor Class	Institutional Class	R Class
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	0.50%
Other Expenses		0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.81%	1.81%	1.56%	2.06%
Contractual Reimbursements	[1]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Net Annual Fund Operating Expenses		1.40%	1.40%	1.15%	1.65%
[1]	The Global Environmental Markets Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund to the extent such expenses exceed 1.40%, 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Global Environmental Markets Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Environmental Markets Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Global Environmental Markets Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	143	488	901	2,057
Class A	685	1,011	1,402	2,494
Institutional Class	117	410	770	1,785
R Class	168	564	1,031	2,322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Environmental Markets Fund's performance. During the Global Environmental Markets Fund's most recent fiscal year, the Global Environmental Markets Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Global Environmental Markets Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund's investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States.

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies. The Global Environmental Markets Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund may utilize derivatives for hedging and for investment purposes.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

The Global Environmental Markets Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund. The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 29.43%
Worst quarter: 3rd quarter 2011, -21.05%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World Global Environmental Markets Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Individual Investor Class	[1]	19.27%	0.98%	Mar 27, 2008
Class A	[1][2]	12.72%	(0.21%)	Mar 27, 2008
Institutional Class	[1]	19.47%	1.23%	Mar 27, 2008
R Class	[1]	18.95%	0.70%	Mar 27, 2008
After Taxes on Distributions Individual Investor Class	[1]	18.93%	0.77%
After Taxes on Distributions and Sales Individual Investor Class	[1]	12.85%	0.79%
MSCI World (Net) Index	[1][3][4]	15.83%	0.66%	Mar 27, 2008
FTSE Environmental Opportunities Index Series	[1][3][5]	16.65%		Mar 27, 2008
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Unlike the Global Environmental Markets Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[4]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Environmental Markets Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Environmental Markets Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies.

Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the Global Environmental Markets Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Environmental Markets Fund's performance. During the Global Environmental Markets Fund's most recent fiscal year, the Global Environmental Markets Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the Global Environmental Markets Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Environmental Markets Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Environmental Markets Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund's investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States.

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies. The Global Environmental Markets Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund may utilize derivatives for hedging and for investment purposes.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

The Global Environmental Markets Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund. The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 29.43%
Worst quarter: 3rd quarter 2011, -21.05%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
MSCI World (Net) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.83%	[1],[2],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[1],[2],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1],[2],[3]
FTSE Environmental Opportunities Index Series
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.65%	[1],[2],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1],[2],[4]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Annual Return 2009	rr_AnnualReturn2009	37.52%
Annual Return 2010	rr_AnnualReturn2010	11.20%
Annual Return 2011	rr_AnnualReturn2011	(10.39%)
Annual Return 2012	rr_AnnualReturn2012	19.27%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.27%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1]
Individual Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.93%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[1]
Individual Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.85%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%	[1]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.47%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1]
R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,322
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.95%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.70%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,494
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.72%	[1],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)	[1],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008	[1],[7]

[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the Global Environmental Markets Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Environmental Markets Fund.
[5]	The Global Environmental Markets Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund to the extent such expenses exceed 1.40%, 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Class A, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[6]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[7]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

ESG Managers Growth Portfolio
ESG Managers Growth Portfolio
Investment Objective
The Growth Portfolio's investment objective is to seek long-term capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Growth Portfolio		Class A	Institutional Class	Class C
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		2.04%	2.04%	2.04%
Acquired Fund Fees and Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		3.45%	3.20%	4.20%
Contractual Reimbursements	[2]	(1.84%)	(1.84%)	(1.84%)
Net Annual Fund Operating Expenses		1.61%	1.36%	2.36%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19%. This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Growth Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	705	1,216	1,935	3,832
Institutional Class	138	629	1,341	3,228
Class C	339	929	1,828	4,140

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Growth Portfolio Class C	239	929	1,828	4,140

Portfolio Turnover

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Portfolio's performance. During the Growth Portfolio's most recent fiscal year, the Growth Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) almost all of its total assets in equity securities (e.g., stocks), although it may invest a small portion (generally less than 10%) of its total assets in fixed income securities. The Growth Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth Portfolio. Morningstar Associates allocates portions of the Growth Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Growth Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Growth Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 10.29%
Worst quarter: 3rd quarter 2011, -17.50%

Average Annual Total Returns
Periods ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	4.93%	3.30%	[3]	Jan 4, 2010
Institutional Class	[1]	11.24%	5.59%	[3]	Jan 4, 2010
Class C	[1][4]	10.15%	4.51%	[3]	Jan 4, 2010
After Taxes on Distributions Class A	[1][2]	4.58%	3.02%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	3.19%	2.68%	[3]
Blended Index	[5][6][7][8]	16.55%	7.87%	[3]	Jan 4, 2010
Lipper Multi-Cap Core Funds Index	[8][9]	16.15%	9.06%	[3]	Jan 4, 2010
S&P 500 Index	[6][8]	16.00%	10.31%	[3]	Jan 4, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[8]	Unlike the Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[9]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Portfolio's performance. During the Growth Portfolio's most recent fiscal year, the Growth Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) almost all of its total assets in equity securities (e.g., stocks), although it may invest a small portion (generally less than 10%) of its total assets in fixed income securities. The Growth Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth Portfolio. Morningstar Associates allocates portions of the Growth Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Growth Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Growth Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 10.29%
Worst quarter: 3rd quarter 2011, -17.50%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Worst quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Best quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2012
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%	[1],[2],[3],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[1],[2],[3],[4],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[1],[2],[3],[4]
Lipper Multi-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.15%	[4],[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[4],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[4],[6]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%	[2],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.31%	[2],[4],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[2],[4]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,935
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,832
Annual Return 2011	rr_AnnualReturn2011	(4.50%)
Annual Return 2012	rr_AnnualReturn2012	11.04%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.93%	[10],[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[10],[11],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[10],[11]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%	[10],[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%	[10],[11],[5]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.19%	[10],[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%	[10],[11],[5]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[12]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.36%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	929
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,828
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,140
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.15%	[10],[13]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[10],[13],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[10],[13]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,341
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,228
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%	[10]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[10],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[10]

[1]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[2]	The S&P 500 Index is an index of large capitalization common stocks.
[3]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[4]	Unlike the Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The Fund's inception date is January 4, 2010.
[6]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[7]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[8]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[9]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19%. This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[10]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[11]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[12]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[13]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

ESG Managers Growth and Income Portfolio
ESG Managers Growth and Income Portfolio
Investment Objective
The Growth and Income Portfolio's investment objective is to seek long-term capital appreciation plus current income.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth and Income Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth and Income Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth and Income Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Growth and Income Portfolio		Class A	Institutional Class	Class C
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		2.51%	2.51%	2.51%
Acquired Fund Fees and Expenses	[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		3.85%	3.60%	4.60%
Contractual Reimbursements	[2]	(2.37%)	(2.37%)	(2.37%)
Net Annual Fund Operating Expenses		1.48%	1.23%	2.23%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.34%, 1.09% and 2.09% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth and Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Growth and Income Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	692	1,232	2,030	4,106
Institutional Class	125	646	1,443	3,536
Class C	326	945	1,925	4,408

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Growth and Income Portfolio Class C	226	945	1,925	4,408

Portfolio Turnover

The Growth and Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth and Income Portfolio's performance. During the Growth and Income Portfolio's most recent fiscal year, the Growth and Income Portfolio's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Growth and Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) most of its total assets in equity securities (e.g., stocks) that pay current dividends and that the Adviser or a Sleeve Subadviser (as defined below) believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth and Income Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth and Income Portfolio. Morningstar Associates allocates portions of the Growth and Income Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Growth and Income Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Growth and Income Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Growth and Income Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth and Income Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth and Income Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Growth and Income Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth and Income Portfolio by showing changes in the Growth and Income Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 8.46%
Worst quarter: 3rd quarter 2011, -13.81%

Average Annual Total Returns
Periods ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth and Income Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth and Income Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Growth and Income Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	4.55%	3.95%	[3]	Jan 4, 2010
Institutional Class	[1]	10.96%	6.14%	[3]	Jan 4, 2010
Class C	[1][4]	9.80%	5.09%	[3]	Jan 4, 2010
After Taxes on Distributions Class A	[1][2]	3.93%	3.46%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	2.91%	3.13%	[3]
Blended Index	[5][6][7][8][9]	14.09%	7.94%	[3]	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Growth Funds Index	[9][10]	13.67%	7.92%	[3]	Jan 4, 2010
S&P 500 Index	[6][9]	16.00%	10.31%	[3]	Jan 4, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
[9]	Unlike the Growth and Income Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[10]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Growth and Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth and Income Portfolio's investment objective is to seek long-term capital appreciation plus current income.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth and Income Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth and Income Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth and Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth and Income Portfolio's performance. During the Growth and Income Portfolio's most recent fiscal year, the Growth and Income Portfolio's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Growth and Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Growth and Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) most of its total assets in equity securities (e.g., stocks) that pay current dividends and that the Adviser or a Sleeve Subadviser (as defined below) believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth and Income Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth and Income Portfolio. Morningstar Associates allocates portions of the Growth and Income Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Growth and Income Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Growth and Income Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth and Income Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth and Income Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth and Income Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth and Income Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Class A shares of the Growth and Income Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth and Income Portfolio by showing changes in the Growth and Income Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth and Income Portfolio by showing changes in the Growth and Income Portfolio's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 8.46%
Worst quarter: 3rd quarter 2011, -13.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth and Income Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth and Income Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2012
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.09%	[1],[2],[3],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[1],[2],[3],[4],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[1],[2],[3],[4],[5]
Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.67%	[5],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[5],[6],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[5],[7]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%	[2],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.31%	[2],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[2],[5]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.51%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth and Income Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,106
Annual Return 2011	rr_AnnualReturn2011	(2.16%)
Annual Return 2012	rr_AnnualReturn2012	10.60%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.55%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%	[11],[12],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[12]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.93%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[11],[12],[6]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.91%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[11],[12],[6]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.51%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.60%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.23%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,408
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.80%	[11],[14]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[11],[14],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[14]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.51%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,536
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%	[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.14%	[11],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11]

[1]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[2]	The S&P 500 Index is an index of large capitalization common stocks.
[3]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[4]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
[5]	Unlike the Growth and Income Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The Fund's inception date is January 4, 2010.
[7]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[8]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[9]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[10]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.34%, 1.09% and 2.09% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[11]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[12]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[13]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[14]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

ESG Managers Balanced Portfolio
ESG Managers Balanced Portfolio
Investment Objectives
The Balanced Portfolio's primary investment objective is to seek long-term capital appreciation.
As a secondary objective and to the extent consistent with its primary investment objective, the Balanced Portfolio seeks current income.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Balanced Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Balanced Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Balanced Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Balanced Portfolio		Class A	Institutional Class	Class C
Management Fee		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		1.97%	1.97%	1.97%
Acquired Fund Fees and Expenses	[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		3.26%	3.01%	4.01%
Contractual Reimbursements	[2]	(1.86%)	(1.86%)	(1.86%)
Net Annual Fund Operating Expenses		1.40%	1.15%	2.15%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.24%, 0.99% and 1.99% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Balanced Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	685	1,158	1,842	3,661
Institutional Class	117	567	1,242	3,052
Class C	318	869	1,734	3,973

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Balanced Portfolio Class C	218	869	1,734	3,973

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Balanced Portfolio's performance. During the Balanced Portfolio's most recent fiscal year, the Balanced Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Balanced Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) approximately 60-75% of its total assets in equity securities (e.g., stocks), and approximately 25-40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), depending on market conditions. The Balanced Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Balanced Portfolio. Morningstar Associates allocates portions of the Balanced Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Balanced Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Balanced Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Balanced Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Balanced Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Balanced Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Balanced Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Balanced Portfolio by showing changes in the Balanced Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 6.48%
Worst quarter: 3rd quarter 2011, -9.22%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Balanced Portfolio. The performance table is intended to provide some indication of the risks of investment in the Balanced Portfolio by showing how the Balanced Portfolio's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Balanced Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	3.01%	3.84%	[3]	Jan 4, 2010
Institutional Class	[1]	9.26%	6.04%	[3]	Jan 4, 2010
Class C	[1][4]	8.17%	5.00%	[3]	Jan 4, 2010
After Taxes on Distributions Class A	[1][2]	2.49%	3.31%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	1.97%	3.01%	[3]
Blended Index	[5][6][7][8][9]	11.64%	7.73%	[3]	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Moderate Funds Index	[9][10]	11.74%	7.39%	[3]	Jan 4, 2010
S&P 500 Index	[6][10]	16.00%	10.31%	[3]	Jan 4, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays U.S. Aggregate Bond Index.
[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[10]	Unlike the Balanced Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Portfolio's primary investment objective is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Balanced Portfolio seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Balanced Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Balanced Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Balanced Portfolio's performance. During the Balanced Portfolio's most recent fiscal year, the Balanced Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Balanced Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) approximately 60-75% of its total assets in equity securities (e.g., stocks), and approximately 25-40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), depending on market conditions. The Balanced Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Balanced Portfolio. Morningstar Associates allocates portions of the Balanced Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Balanced Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Balanced Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Balanced Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Balanced Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Balanced Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Balanced Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Class A shares of the Balanced Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Balanced Portfolio by showing changes in the Balanced Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Balanced Portfolio by showing changes in the Balanced Portfolio's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 6.48%
Worst quarter: 3rd quarter 2011, -9.22%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Balanced Portfolio. The performance table is intended to provide some indication of the risks of investment in the Balanced Portfolio by showing how the Balanced Portfolio's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods Ended December 31, 2012
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.64%	[1],[2],[3],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.73%	[1],[2],[3],[4],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[1],[2],[3],[4],[5]
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%	[5],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[5],[6],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[5],[7]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%	[2],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.31%	[2],[6],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[2],[7]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Balanced Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,661
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	9.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.01%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[11],[12],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[12]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.49%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[11],[12],[6]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.97%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[11],[12],[6]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	869
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,973
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%	[11],[14]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[11],[14],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[14]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,052
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%	[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[11],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11]

[1]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[2]	The S&P 500 Index is an index of large capitalization common stocks.
[3]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[4]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays U.S. Aggregate Bond Index.
[5]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[6]	The Fund's inception date is January 4, 2010.
[7]	Unlike the Balanced Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.
[8]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[9]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[10]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.24%, 0.99% and 1.99% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[11]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[12]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[13]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[14]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

ESG Managers Income Portfolio
ESG Managers Income Portfolio
Investment Objective
The Income Portfolio's primary investment objective is to maximize current income while preserving capital.
As a secondary objective and to the extent consistent with its primary investment objective, the Income Portfolio seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Income Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Income Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Income Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Income Portfolio		Class A	Institutional Class	Class C
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		3.34%	3.34%	3.34%
Acquired Fund Fees and Expenses	[1]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		4.56%	4.31%	5.31%
Contractual Reimbursements	[2]	(3.27%)	(3.27%)	(3.27%)
Net Annual Fund Operating Expenses		1.29%	0.89%	1.89%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.14%, 0.89% and 1.89% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Income Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	575	1,175	2,120	4,519
Institutional Class	106	684	1,628	4,047
Class C	307	982	2,101	4,868

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Income Portfolio Class C	207	982	2,101	4,868

Portfolio Turnover

The Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Income Portfolio's performance. During the Income Portfolio's most recent fiscal year, the Income Portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) at least 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Income Portfolio may invest in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Income Portfolio. Morningstar Associates allocates portions of the Income Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Income Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Income Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Income Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Income Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Income Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Income Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Income Portfolio by showing changes in the Income Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 4.39%
Worst quarter: 3rd quarter 2011, -5.71%

Average Annual Total Returns
Periods ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Income Portfolio. The performance table is intended to provide some indication of the risks of investment in the Income Portfolio by showing how the Income Portfolio's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Income Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	2.13%	4.03%	[3]	Jan 4, 2010
Institutional Class	[1]	7.23%	5.88%	[3]	Jan 4, 2010
Class C	[1][4]	6.23%	4.84%	[3]	Jan 4, 2010
After Taxes on Distributions Class A	[1][2]	1.16%	3.24%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	1.78%	3.08%	[3]
Blended Index	[5][6][7][8][9]	8.57%	7.18%	[3]	Jan 4, 2010
Conservative Funds Index	[6][10]	8.92%	6.83%	[3]	Jan 4, 2010
Barclays U.S. Aggregate Bond Index	[5][6]	4.22%	6.16%	[3]	Jan 4, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 4.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[6]	Unlike the Income Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Conservative Funds Index and the Barclays U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.
[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[8]	The S&P 500 Index is an index of large capitalization common stocks.
[9]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays U.S. Aggregate Bond Index.
[10]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Portfolio's primary investment objective is to maximize current income while preserving capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Income Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Income Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Income Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Income Portfolio's performance. During the Income Portfolio's most recent fiscal year, the Income Portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) at least 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Income Portfolio may invest in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Income Portfolio. Morningstar Associates allocates portions of the Income Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Income Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Income Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Income Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Income Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Income Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Income Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Class A shares of the Income Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Income Portfolio by showing changes in the Income Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Income Portfolio by showing changes in the Income Portfolio's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 4.39%
Worst quarter: 3rd quarter 2011, -5.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Income Portfolio. The performance table is intended to provide some indication of the risks of investment in the Income Portfolio by showing how the Income Portfolio's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2012
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.57%	[1],[2],[3],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%	[1],[2],[3],[4],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[1],[2],[3],[4],[5]
Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%	[2],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.83%	[2],[6],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[2],[7]
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[1],[2],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[1],[2]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.56%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Income Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,519
Annual Return 2011	rr_AnnualReturn2011	2.51%
Annual Return 2012	rr_AnnualReturn2012	6.99%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.13%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[11],[12],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[12]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.16%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[11],[12],[6]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.78%	[11],[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[11],[12],[6]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	982
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,868
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%	[11],[14]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[11],[14],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11],[14]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,047
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.23%	[11]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[11],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010	[11]

[1]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[2]	Unlike the Income Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Conservative Funds Index and the Barclays U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The S&P 500 Index is an index of large capitalization common stocks.
[5]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays U.S. Aggregate Bond Index.
[6]	The Fund's inception date is January 4, 2010.
[7]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[8]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[9]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[10]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.14%, 0.89% and 1.89% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[11]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[12]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 4.50%.
[13]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[14]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013